Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.0%
Entertainment 1.8%
Live Nation Entertainment, Inc.(a)	61,280	7,208,979
Interactive Media & Services 2.2%
ZoomInfo Technologies, Inc., Class A(a)	143,900	8,596,586
Total Communication Services		15,805,565
Consumer Discretionary 11.3%
Hotels, Restaurants & Leisure 4.3%
Expedia Group, Inc.(a)	24,610	4,815,439
Hilton Worldwide Holdings, Inc.(a)	45,180	6,855,613
Vail Resorts, Inc.	19,800	5,153,346
Total		16,824,398
Internet & Direct Marketing Retail 1.3%
Etsy, Inc.(a)	41,210	5,121,579
Specialty Retail 2.3%
Ulta Beauty, Inc.(a)	22,218	8,847,652
Textiles, Apparel & Luxury Goods 3.4%
lululemon athletica, Inc.(a)	15,910	5,810,809
Tapestry, Inc.	206,791	7,682,286
Total		13,493,095
Total Consumer Discretionary		44,286,724
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Devon Energy Corp.	130,340	7,707,004
Total Energy		7,707,004
Financials 8.3%
Banks 1.6%
First Republic Bank	37,840	6,133,864
Capital Markets 4.7%
LPL Financial Holdings, Inc.	41,808	7,637,485
MSCI, Inc.	11,885	5,976,729
Tradeweb Markets, Inc., Class A	57,709	5,070,890
Total		18,685,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
Arthur J Gallagher & Co.	44,150	7,708,590
Total Financials		32,527,558
Health Care 17.5%
Biotechnology 3.4%
Ascendis Pharma A/S ADR(a)	47,210	5,540,566
Horizon Therapeutics PLC(a)	62,040	6,527,228
Rocket Pharmaceuticals, Inc.(a)	79,270	1,257,222
Total		13,325,016
Health Care Equipment & Supplies 8.6%
Cooper Companies, Inc. (The)	18,149	7,578,841
DexCom, Inc.(a)	20,210	10,339,436
IDEXX Laboratories, Inc.(a)	18,570	10,158,904
Insulet Corp.(a)	21,568	5,745,500
Total		33,822,681
Health Care Providers & Services 1.7%
Quest Diagnostics, Inc.	47,320	6,476,215
Life Sciences Tools & Services 3.8%
Avantor, Inc.(a)	153,476	5,190,558
ICON PLC(a)	40,290	9,799,334
Total		14,989,892
Total Health Care		68,613,804
Industrials 15.4%
Aerospace & Defense 2.2%
TransDigm Group, Inc.(a)	13,433	8,752,137
Commercial Services & Supplies 3.3%
Copart, Inc.(a)	61,060	7,661,198
Waste Connections, Inc.	38,980	5,445,506
Total		13,106,704
Electrical Equipment 3.7%
AMETEK, Inc.	49,640	6,611,055
Rockwell Automation, Inc.	28,535	7,990,656
Total		14,601,711
Machinery 1.4%
IDEX Corp.	27,600	5,291,748
CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.4%
TransUnion	90,704	9,373,352
Trading Companies & Distributors 2.4%
WESCO International, Inc.(a)	71,430	9,295,900
Total Industrials		60,421,552
Information Technology 35.6%
Communications Equipment 1.2%
Ciena Corp.(a)	76,900	4,662,447
Electronic Equipment, Instruments & Components 1.8%
Teledyne Technologies, Inc.(a)	14,955	7,068,182
IT Services 5.4%
Cognizant Technology Solutions Corp., Class A	42,766	3,834,827
EPAM Systems, Inc.(a)	4,240	1,257,626
Global Payments, Inc.	64,780	8,864,495
MongoDB, Inc.(a)	16,150	7,163,979
Total		21,120,927
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.(a)	50,776	5,551,848
Microchip Technology, Inc.	116,120	8,725,257
ON Semiconductor Corp.(a)	84,580	5,295,554
Teradyne, Inc.	48,050	5,680,951
Total		25,253,610
Software 19.1%
Fortinet, Inc.(a)	41,930	14,329,158
HubSpot, Inc.(a)	13,010	6,178,970
Lightspeed Commerce, Inc.(a)	192,069	5,852,343
NiCE Ltd., ADR(a)	25,220	5,523,180
Nutanix, Inc., Class A(a)	202,921	5,442,341
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	21,520	13,396,415
Splunk, Inc.(a)	49,167	7,306,708
Zendesk, Inc.(a)	91,390	10,993,303
Zscaler, Inc.(a)	24,080	5,810,022
Total		74,832,440
Technology Hardware, Storage & Peripherals 1.7%
NetApp, Inc.	82,355	6,835,465
Total Information Technology		139,773,071
Materials 1.3%
Chemicals 1.3%
Celanese Corp., Class A	36,750	5,250,473
Total Materials		5,250,473
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
Douglas Emmett, Inc.	127,660	4,266,397
Essex Property Trust, Inc.	25,710	8,882,291
Total		13,148,688
Total Real Estate		13,148,688
Total Common Stocks (Cost $322,708,306)		387,534,439

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	5,255,488	5,253,385
Total Money Market Funds (Cost $5,253,494)		5,253,385
Total Investments in Securities (Cost: $327,961,800)		392,787,824
Other Assets & Liabilities, Net		(276,718)
Net Assets		392,511,106

2	CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	9,142,488	23,837,395	(27,726,389)	(109)	5,253,385	(157)	2,115	5,255,488
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7040_12_A01_(05/22)